SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of material accounting policy information [Abstract]
Schedule of Main Exchange Rates Used for Preparation of Financial Statements
The following table summarizes the main exchange rates used for the preparation of the Consolidated Financial Statements:

		Average rates			Closing rates
Foreign exchange rate for 1 Euro		Year ended December 31,			At December 31,
		2023	2022	2021	2023	2022	2021
U.S. Dollars	USD	1.0810	1.0507	1.1821	1.1050	1.0666	1.1326
Swiss Francs	CHF	0.9715	1.0038	1.0808	0.9260	0.9847	1.0331
Czech Koruna	CZK	23.9979	24.5633	25.6366	24.7240	24.1160	24.8580